Other liabilities (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Other liabilities

$ millions, as at October 31	2023	2022
Accrued interest payable	$4,530	$2,009
Defined benefit liability (Note 18)	462	477
Gold and silver certificates	119	102
Brokers’ client accounts	5,907	6,617
Derivative collateral payable	3,381	5,919
Negotiable instruments	1,228	1,267
Accrued employee compensation and benefits	2,580	2,737
Accounts payable and accrued expenses	2,804	2,608
Other (1)	5,621	6,336
	$26,632	$28,072

(1)
Includes the carrying value of our lease liabilities, which was $2,018 million as at October 31, 2023 (2022: $2,175 million). The undiscounted cash flows related to the contractual maturity of our lease liabilities is $331 million for the period less than 1 year, $1,053 million between years
1-5,
and $1,086 million thereafter until expiry of the leases. During the year ended October 31, 2023, interest expense on lease liabilities was $67 million (2022: $61 million).